Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

December 4, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Prospectus dated December 1, 2020, and Statement of Additional Information, dated May 1, 2020, as amended and restated December 1, 2020, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 164) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 30, 2020 via EDGAR (Accession Number 0001193125-20-305710).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel

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